Cover Page	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Amendment”) to the Registration Statement on Form S-1 (File No. 333- 269346) initially filed January 20, 2023 and declared effective by the Securities and Exchange Commission (the “SEC”) on February 7, 2024 (the “Registration Statement”), is being filed to include information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2023, which was filed with the SEC on April 15, 2024 and to update certain other information in the Registration Statement.
Entity Registrant Name	MSP RECOVERY, INC.
Entity Central Index Key	0001802450
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4117825
Entity Primary SIC Number	7374
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	2701 Le Jeune Road
Entity Address, Address Line Two	Floor 10
Entity Address, City or Town	Coral Gables
Entity Address State Or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	305
Local Phone Number	614-2222
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Alexandra Plasencia
Entity Address, Address Line One	2701 Le Jeune Road
Entity Address, Address Line Two	Floor 10
Entity Address, City or Town	Coral Gables
Entity Address State Or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	305
Local Phone Number	614-2222